SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                     RULE 23c-2 AMENDED NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                             120 East Liberty Drive
                             Wheaton, Illinois 60187

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21539


(1) Title of the class of securities of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") to be redeemed:

Series A Auction Market Preferred Shares, liquidation preference of $25,000 per share (the "Series A AMPS").

Series B Auction Market Preferred Shares, liquidation preferences of $25,000 per share (the "Series B AMPS").


(2) The date on which the securities are to be called or redeemed:

November 18, 2009


(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series A AMPS and Series B AMPS are to be redeemed pursuant to Section 3(a)(i) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Auction Market Preferred Shares dated as of August 25, 2004, the form of which was filed with the Securities and Exchange Commission on August 23, 2004 as Appendix A to the Fund's Statement of Additional Information, included in the Fund's Registration Statement on Form N-2.


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(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Series A AMPS and Series B AMPS, representing an aggregate principal amount of $2,275,000 Series A AMPS and $1,275,000 Series B AMPS.




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                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Amended Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 13th day of October, 2009.


                               FIRST TRUST/FOUR CORNERS SENIOR FLOATING
                                  RATE INCOME FUND II


                               By: /s/ James A. Bowen
                                   -------------------------------------
                                   Name:  James A. Bowen
                                   Title: President